Distribution Date:	06/17/24	CSAIL 2019-C15 Commercial Mortgage Trust
Determination Date:	06/11/24
Next Distribution Date:	07/17/24
Record Date:	05/31/24	Commercial Mortgage Pass-Through Certificates
Series 2019-C15

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number		joe.speziale@credit-suisse.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	3650 REIT Loan Servicing LLC, a Delaware limited liability
			company
Mortgage Loan Detail (Part 1)	13-14		General Contact	(305) 901-1000
Mortgage Loan Detail (Part 2)	15-16		2977 McFarlane Road,, Suite 300, | Miami , FL 33133 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	22945DAA1	2.987700%	11,856,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	22945DAC7	3.450500%	64,072,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	22945DAE3	3.779200%	133,800,000.00	133,321,614.43	0.00	419,874.20	0.00	0.00	419,874.20	133,321,614.43	33.09%	30.00%
A-4	22945DAG8	4.052900%	345,226,000.00	345,226,000.00	0.00	1,165,972.05	0.00	0.00	1,165,972.05	345,226,000.00	33.09%	30.00%
A-SB	22945DAJ2	3.902600%	25,521,000.00	24,920,140.70	541,211.07	81,044.45	0.00	0.00	622,255.52	24,378,929.63	33.09%	30.00%
A-S	22945DAQ6	4.254300%	62,194,000.00	62,194,000.00	0.00	220,493.28	0.00	0.00	220,493.28	62,194,000.00	24.82%	22.50%
B	22945DAS2	4.475700%	37,316,000.00	37,316,000.00	0.00	139,179.35	0.00	0.00	139,179.35	37,316,000.00	19.86%	18.00%
C	22945DAU7	5.162536%	39,390,000.00	39,390,000.00	0.00	169,460.24	0.00	0.00	169,460.24	39,390,000.00	14.62%	13.25%
D	22945DAY9	3.000000%	26,536,000.00	26,536,000.00	0.00	66,340.00	0.00	0.00	66,340.00	26,536,000.00	11.09%	10.05%
E-RR	22945DBB8	5.162536%	19,073,000.00	19,073,000.00	0.00	82,054.20	0.00	0.00	82,054.20	19,073,000.00	8.55%	7.75%
F-RR	22945DBD4	5.162536%	20,731,000.00	20,731,000.00	0.00	89,187.11	0.00	0.00	89,187.11	20,731,000.00	5.79%	5.25%
G-RR	22945DBF9	5.162536%	9,329,000.00	9,329,000.00	0.00	40,134.41	0.00	0.00	40,134.41	9,329,000.00	4.55%	4.13%
NR-RR*	22945DBH5	5.162536%	34,207,166.00	34,207,166.00	0.00	141,724.54	0.00	0.00	141,724.54	34,207,166.00	0.00%	0.00%
R	22945DBJ1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			829,251,166.00	752,243,921.13	541,211.07	2,615,463.83	0.00	0.00	3,156,674.90	751,702,710.06

X-A	22945DAL7	1.158622%	642,669,000.00	565,661,755.13	0.00	546,156.87	0.00	0.00	546,156.87	565,120,544.06
X-B	22945DAN3	0.334132%	76,706,000.00	76,706,000.00	0.00	21,358.30	0.00	0.00	21,358.30	76,706,000.00
X-D	22945DAW3	2.162536%	26,536,000.00	26,536,000.00	0.00	47,820.87	0.00	0.00	47,820.87	26,536,000.00
Notional SubTotal			745,911,000.00	668,903,755.13	0.00	615,336.04	0.00	0.00	615,336.04	668,362,544.06

Deal Distribution Total					541,211.07	3,230,799.87	0.00	0.00	3,772,010.94

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	22945DAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	22945DAC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	22945DAE3	996.42462205	0.00000000	3.13807324	0.00000000	0.00000000	0.00000000	0.00000000	3.13807324	996.42462205
A-4	22945DAG8	1,000.00000000	0.00000000	3.37741668	0.00000000	0.00000000	0.00000000	0.00000000	3.37741668	1,000.00000000
A-SB	22945DAJ2	976.45627914	21.20649935	3.17559853	0.00000000	0.00000000	0.00000000	0.00000000	24.38209788	955.24977979
A-S	22945DAQ6	1,000.00000000	0.00000000	3.54525002	0.00000000	0.00000000	0.00000000	0.00000000	3.54525002	1,000.00000000
B	22945DAS2	1,000.00000000	0.00000000	3.72974997	0.00000000	0.00000000	0.00000000	0.00000000	3.72974997	1,000.00000000
C	22945DAU7	1,000.00000000	0.00000000	4.30211323	0.00000000	0.00000000	0.00000000	0.00000000	4.30211323	1,000.00000000
D	22945DAY9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	22945DBB8	1,000.00000000	0.00000000	4.30211293	0.00000000	0.00000000	0.00000000	0.00000000	4.30211293	1,000.00000000
F-RR	22945DBD4	1,000.00000000	0.00000000	4.30211326	0.00000000	0.00000000	0.00000000	0.00000000	4.30211326	1,000.00000000
G-RR	22945DBF9	1,000.00000000	0.00000000	4.30211277	0.00000000	0.00000000	0.00000000	0.00000000	4.30211277	1,000.00000000
NR-RR	22945DBH5	1,000.00000000	0.00000000	4.14312428	0.15898891	2.67271630	0.00000000	0.00000000	4.14312428	1,000.00000000
R	22945DBJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	22945DAL7	880.17588390	0.00000000	0.84982607	0.00000000	0.00000000	0.00000000	0.00000000	0.84982607	879.33375355
X-B	22945DAN3	1,000.00000000	0.00000000	0.27844367	0.00000000	0.00000000	0.00000000	0.00000000	0.27844367	1,000.00000000
X-D	22945DAW3	1,000.00000000	0.00000000	1.80211298	0.00000000	0.00000000	0.00000000	0.00000000	1.80211298	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	05/01/24 - 05/30/24	30	0.00	419,874.20	0.00	419,874.20	0.00	0.00	0.00	419,874.20	0.00
A-4	05/01/24 - 05/30/24	30	0.00	1,165,972.05	0.00	1,165,972.05	0.00	0.00	0.00	1,165,972.05	0.00
A-SB	05/01/24 - 05/30/24	30	0.00	81,044.45	0.00	81,044.45	0.00	0.00	0.00	81,044.45	0.00
X-A	05/01/24 - 05/30/24	30	0.00	546,156.87	0.00	546,156.87	0.00	0.00	0.00	546,156.87	0.00
X-B	05/01/24 - 05/30/24	30	0.00	21,358.30	0.00	21,358.30	0.00	0.00	0.00	21,358.30	0.00
X-D	05/01/24 - 05/30/24	30	0.00	47,820.87	0.00	47,820.87	0.00	0.00	0.00	47,820.87	0.00
A-S	05/01/24 - 05/30/24	30	0.00	220,493.28	0.00	220,493.28	0.00	0.00	0.00	220,493.28	0.00
B	05/01/24 - 05/30/24	30	0.00	139,179.35	0.00	139,179.35	0.00	0.00	0.00	139,179.35	0.00
C	05/01/24 - 05/30/24	30	0.00	169,460.24	0.00	169,460.24	0.00	0.00	0.00	169,460.24	0.00
D	05/01/24 - 05/30/24	30	0.00	66,340.00	0.00	66,340.00	0.00	0.00	0.00	66,340.00	0.00
E-RR	05/01/24 - 05/30/24	30	0.00	82,054.20	0.00	82,054.20	0.00	0.00	0.00	82,054.20	0.00
F-RR	05/01/24 - 05/30/24	30	0.00	89,187.11	0.00	89,187.11	0.00	0.00	0.00	89,187.11	0.00
G-RR	05/01/24 - 05/30/24	30	0.00	40,134.41	0.00	40,134.41	0.00	0.00	0.00	40,134.41	0.00
NR-RR	05/01/24 - 05/30/24	30	85,619.15	147,163.10	0.00	147,163.10	5,438.56	0.00	0.00	141,724.54	91,426.05
Totals			85,619.15	3,236,238.43	0.00	3,236,238.43	5,438.56	0.00	0.00	3,230,799.87	91,426.05

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,772,010.94
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,253,544.25	Master Servicing Fee	9,973.12
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,506.01
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	323.88
ARD Interest	0.00	Operating Advisor Fee	1,269.62
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	233.20
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,253,544.25	Total Fees	17,305.83

Principal		Expenses/Reimbursements
Scheduled Principal	541,211.07	Reimbursement for Interest on Advances	56.64
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,381.94
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	541,211.07	Total Expenses/Reimbursements	5,438.58

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,230,799.87
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	541,211.07
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,772,010.94
Total Funds Collected	3,794,755.32	Total Funds Distributed	3,794,755.35

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	752,243,921.99	752,243,921.99	Beginning Certificate Balance	752,243,921.13
(-) Scheduled Principal Collections	541,211.07	541,211.07	(-) Principal Distributions	541,211.07
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	751,702,710.92	751,702,710.92	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	752,243,921.99	752,243,921.99	Ending Certificate Balance	751,702,710.06
Ending Actual Collateral Balance	751,743,652.47	751,743,652.47

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.86)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.86)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.16%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,454,872.98	0.59%	51	5.1950	NAP	Defeased	1	4,454,872.98	0.59%	51	5.1950	NAP
$9,999,999.99 and less		13	87,324,625.72	11.62%	52	5.0110	2.056404	1.24 or less	7	190,244,174.36	25.31%	54	5.2828	0.550459
$10,000,000 to $19,999,999		12	186,665,578.31	24.83%	52	5.0938	1.719887	1.25 to 1.49	3	23,284,477.33	3.10%	52	5.3416	1.364880
$20,000,000 to $29,999,999		8	190,524,581.05	25.35%	53	5.0245	1.629237	1.5 to 1.74	13	221,563,650.27	29.47%	52	4.9861	1.632863
	$30,000,000 to							1.75 to 1.99	6	183,530,561.70	24.42%	54	4.7398	1.833237
		4	166,732,034.77	22.18%	53	4.9385	1.272242
	$49,999,999.99							2.0 to 2.49	4	61,023,710.23	8.12%	51	4.8938	2.094412
	$50,000,000 or more	2	116,001,018.09	15.43%	55	5.0278	1.146891	2.5 or more	6	67,601,264.05	8.99%	55	5.1727	2.864486
	Totals	40	751,702,710.92	100.00%	53	5.0226	1.545565	Totals	40	751,702,710.92	100.00%	53	5.0226	1.545565
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	4,454,872.98	0.59%	51	5.1950	NAP	Totals	65	751,702,710.92	100.00%	53	5.0226	1.545565
Arizona	1	14,487,922.41	1.93%	43	4.7100	1.720000
									Property Type³
Arkansas	1	2,115,311.01	0.28%	55	5.1400	3.170000
California	6	104,127,216.83	13.85%	52	5.0078	1.130263		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	6	154,831,438.19	20.60%	54	4.9853	1.712872		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	4	9,416,530.09	1.25%	53	5.0089	2.412233	Defeased	2	4,454,872.98	0.59%	51	5.1950	NAP
Illinois	8	50,076,587.93	6.66%	52	4.7409	1.267157	Industrial	1	23,530,561.70	3.13%	51	5.3200	1.800000
Indiana	1	3,284,477.33	0.44%	40	4.7870	1.320000	Lodging	14	190,313,760.65	25.32%	54	5.2982	1.335772
Iowa	1	3,509,370.00	0.47%	53	4.5500	1.950000	Mixed Use	3	114,616,832.48	15.25%	54	4.9319	1.719012
Michigan	1	23,530,561.70	3.13%	51	5.3200	1.800000	Multi-Family	5	61,987,922.41	8.25%	49	4.8063	1.602154
Missouri	1	33,219,896.47	4.42%	53	4.9968	1.600000	Office	10	189,867,346.64	25.26%	54	4.8502	1.510521
Nebraska	1	23,293,191.18	3.10%	53	5.2100	1.740000	Retail	30	166,931,413.97	22.21%	53	5.0005	1.656252
Nevada	1	22,522,095.35	3.00%	53	5.4150	1.230000	Totals	65	751,702,710.92	100.00%	53	5.0226	1.545565
New Mexico	1	2,039,324.00	0.27%	53	4.5500	1.950000
New York	6	114,171,924.00	15.19%	54	4.8224	1.555982
North Carolina	3	26,328,897.90	3.50%	53	5.1740	2.505002
Ohio	5	5,357,305.29	0.71%	52	4.8403	1.995293
Oregon	1	56,001,018.09	7.45%	56	5.3040	0.490000
Pennsylvania	3	1,923,013.00	0.26%	53	4.5500	1.950000
South Carolina	1	9,159,203.44	1.22%	51	5.1000	3.480000
Tennessee	1	3,035,078.00	0.40%	53	4.5500	1.950000
Texas	6	41,100,632.45	5.47%	55	5.2884	2.294060
Virginia	1	14,796,368.64	1.97%	55	5.3500	0.820000
Washington	1	24,962,014.54	3.32%	51	5.0600	1.570000
Wisconsin	2	3,958,460.00	0.53%	53	4.5500	1.950000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,454,872.98	0.59%	51	5.1950	NAP	Defeased	1	4,454,872.98	0.59%	51	5.1950	NAP
	4.7499% or less	7	160,637,922.41	21.37%	52	4.5687	1.872417	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	11	181,098,287.70	24.09%	53	4.8287	1.604676	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.2499%	10	111,939,872.18	14.89%	53	5.1284	2.029882	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% to 5.4999%	9	272,896,204.20	36.30%	54	5.3264	1.140476	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5000% or more	2	20,675,551.45	2.75%	55	5.6278	1.274471	49 months or greater	39	747,247,837.94	99.41%	53	5.0216	1.547267
	Totals	40	751,702,710.92	100.00%	53	5.0226	1.545565	Totals	40	751,702,710.92	100.00%	53	5.0226	1.545565
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,454,872.98	0.59%	51	5.1950	NAP	Defeased	1	4,454,872.98	0.59%	51	5.1950	NAP
	84 months or less	39	747,247,837.94	99.41%	53	5.0216	1.547267	Interest Only	15	329,865,000.00	43.88%	54	4.7708	1.809061
	85 months or more	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	24	417,382,837.94	55.52%	53	5.2198	1.340367
	Totals	40	751,702,710.92	100.00%	53	5.0226	1.545565	301 to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	40	751,702,710.92	100.00%	53	5.0226	1.545565
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	4,454,872.98	0.59%	51	5.1950	NAP			No outstanding loans in this group
Underwriter's Information		1	13,500,000.00	1.80%	55	5.6000	1.330000
	12 months or less	37	708,747,837.94	94.29%	53	5.0201	1.587641
	13 months to 24 months	1	25,000,000.00	3.33%	51	4.7500	0.520000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	751,702,710.92	100.00%	53	5.0226	1.545565
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	30315611	LO	Tigard	OR	Actual/360	5.304%	256,033.21	56,465.40	0.00	N/A	02/06/29	--	56,057,483.49	56,001,018.09	06/06/24
4	30315613	MU	New York	NY	Actual/360	4.530%	175,549.78	0.00	0.00	N/A	02/08/29	--	45,000,000.00	45,000,000.00	06/08/24
5	30315614	MU	North Miami	FL	Actual/360	5.265%	202,663.45	46,246.46	0.00	N/A	11/05/28	--	44,701,064.40	44,654,817.94	06/05/24
6	30315615	LO	Carmel Valley	CA	Actual/360	5.347%	198,546.95	44,281.76	0.00	N/A	10/05/28	--	43,121,498.59	43,077,216.83	06/05/24
8	30315616	MF	Brooklyn	NY	Actual/360	4.532%	132,691.39	0.00	0.00	N/A	08/05/28	--	34,000,000.00	34,000,000.00	05/05/24
10	30315617	LO	San Antonio	TX	Actual/360	5.350%	128,073.06	0.00	0.00	N/A	01/06/29	--	27,800,000.00	27,800,000.00	06/06/24
12	30315620	IN	Temperance	MI	Actual/360	5.320%	107,958.07	35,352.86	0.00	N/A	09/05/28	--	23,565,914.56	23,530,561.70	06/05/24
13	30315621	OF	Rolling Meadows	IL	Actual/360	4.750%	102,256.94	0.00	0.00	N/A	09/06/28	--	25,000,000.00	25,000,000.00	04/06/24
14	30315622	OF	Culver City	CA	Actual/360	4.660%	100,319.44	0.00	0.00	N/A	01/05/29	--	25,000,000.00	25,000,000.00	06/05/24
16	30315623	RT	Las Vegas	NV	Actual/360	5.415%	105,131.66	24,235.86	0.00	N/A	11/05/28	--	22,546,331.21	22,522,095.35	06/05/24
17	30315625	OF	Syracuse	NY	Actual/360	5.400%	100,899.29	26,848.97	0.00	N/A	01/05/29	--	21,698,772.97	21,671,924.00	06/05/24
18	30315626	LO	Various	Various	Actual/360	5.255%	85,433.15	37,473.11	0.00	N/A	08/05/28	--	18,879,674.76	18,842,201.65	06/05/24
19	30315627	RT	Deland	FL	Actual/360	5.105%	86,993.82	24,320.19	0.00	N/A	12/05/28	--	19,791,213.90	19,766,893.71	06/05/24
20	30315628	RT	Glendora	CA	Actual/360	4.900%	78,059.72	0.00	0.00	N/A	10/05/28	--	18,500,000.00	18,500,000.00	06/05/24
21	30315629	MF	Mesa	AZ	Actual/360	4.710%	58,850.44	22,150.85	0.00	N/A	01/05/28	--	14,510,073.26	14,487,922.41	06/05/24
22	30315630	OF	Norfolk	VA	Actual/360	5.350%	68,245.25	17,192.05	0.00	N/A	01/06/29	--	14,813,560.69	14,796,368.64	06/06/24
23	30315631	MF	Brooklyn	NY	Actual/360	5.600%	65,100.00	0.00	0.00	N/A	01/06/29	--	13,500,000.00	13,500,000.00	06/06/24
24	30315632	LO	Concord	NC	Actual/360	5.210%	57,739.23	19,222.80	0.00	N/A	01/05/29	--	12,869,867.92	12,850,645.12	06/05/24
25	30315633	LO	Fayetteville	NC	Actual/360	5.100%	44,159.30	23,740.27	0.00	N/A	09/05/28	--	10,055,248.85	10,031,508.58	06/05/24
27	30315635	LO	Walterboro	SC	Actual/360	5.100%	40,319.36	21,675.90	0.00	N/A	09/05/28	--	9,180,879.34	9,159,203.44	06/05/24
28	30315636	RT	Oak Lawn	IL	Actual/360	4.850%	36,297.68	12,249.97	0.00	N/A	10/05/28	--	8,691,163.90	8,678,913.93	06/05/24
29	30315637	OF	Warrenville	IL	Actual/360	4.780%	35,048.69	0.00	0.00	N/A	02/01/29	--	8,515,000.00	8,515,000.00	06/01/24
30	30315638	LO	Fort Worth	TX	Actual/360	5.680%	35,144.05	9,738.81	0.00	N/A	02/01/29	--	7,185,290.26	7,175,551.45	06/01/24
31	30315639	OF	Beverly Hills	CA	Actual/360	4.470%	27,521.54	0.00	0.00	N/A	01/05/28	--	7,150,000.00	7,150,000.00	06/05/24
32	30315640	RT	Oakland	CA	Actual/360	5.085%	28,461.88	0.00	0.00	N/A	11/05/28	--	6,500,000.00	6,500,000.00	06/05/24
33	30315641	LO	Various	Various	Actual/360	5.140%	23,851.09	12,308.23	0.00	N/A	01/05/29	--	5,388,723.72	5,376,415.49	06/05/24
34	30315642	SS	Various	Various	Actual/360	5.195%	19,949.98	4,746.11	0.00	N/A	09/05/28	--	4,459,619.09	4,454,872.98	06/05/24
35	30315643	RT	Jackson	CA	Actual/360	4.860%	16,321.50	0.00	0.00	N/A	01/01/29	--	3,900,000.00	3,900,000.00	06/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
36	30315644	RT	Greenfield	IN	Actual/360	4.787%	13,563.06	5,820.49	0.00	N/A	10/05/27	--	3,290,297.82	3,284,477.33	06/05/24
11A3	30315618	MU	Seattle	WA	Actual/360	5.060%	83,771.42	24,327.49	0.00	N/A	09/06/28	--	19,225,877.14	19,201,549.65	06/06/24
11A4	30315619				Actual/360	5.060%	25,131.43	7,298.24	0.00	N/A	09/06/28	--	5,767,763.25	5,760,465.01	06/06/24
15A2	30315272	RT	Gretna	NE	Actual/360	5.210%	66,773.98	15,685.34	0.00	N/A	11/01/28	--	14,883,679.71	14,867,994.37	06/01/24
15A4	30315274				Actual/360	5.210%	37,838.59	8,888.36	0.00	N/A	11/01/28	--	8,434,085.17	8,425,196.81	06/01/24
1A1	30315701				Actual/360	4.770%	246,450.00	0.00	0.00	N/A	01/06/29	--	60,000,000.00	60,000,000.00	06/06/24
1A3	30315610	OF	Orlando	FL	Actual/360	4.770%	82,150.00	0.00	0.00	N/A	01/06/29	--	20,000,000.00	20,000,000.00	06/06/24
7A1	30315539	Various Various		Various	Actual/360	4.550%	97,951.39	0.00	0.00	N/A	11/01/28	--	25,000,000.00	25,000,000.00	06/01/24
7A4	30315542				Actual/360	4.550%	39,180.56	0.00	0.00	N/A	11/01/28	--	10,000,000.00	10,000,000.00	06/01/24
9A2A2	30315473	RT	St Louis	MO	Actual/360	4.997%	85,388.23	24,427.58	0.00	N/A	11/01/28	--	19,844,921.76	19,820,494.18	05/01/24
9A2A4	30315475				Actual/360	4.997%	42,694.12	12,213.79	0.00	N/A	11/01/28	--	9,922,460.86	9,910,247.07	05/01/24
9A2A5	30315476				Actual/360	4.997%	15,031.55	4,300.18	0.00	N/A	11/01/28	--	3,493,455.37	3,489,155.19	05/01/24
Totals							3,253,544.25	541,211.07	0.00				752,243,921.99	751,702,710.92
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	2,442,788.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	26,491,437.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,118,462.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,859,164.73	165,321.03	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	28,231,830.00	0.00	--	--	--	0.00	0.00	132,618.19	132,618.19	0.00	0.00
10	3,893,939.26	1,150,948.49	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,443,829.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	101,932.52	201,056.42	0.00	0.00
14	2,458,165.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,801,700.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,658,498.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,541,728.89	655,454.33	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,082,998.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,590,633.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,707,045.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	951,917.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,559,018.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,842,456.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,058,008.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,827,484.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,095,448.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,081,990.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	751,055.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	692,656.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	497,465.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,526,369.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	697,266.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	308,932.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A3	9,853,181.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A4	9,853,181.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A2	8,691,844.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A4	8,691,844.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A1	9,167,562.06	2,335,428.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3	9,167,562.06	2,335,428.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	4,948,118.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A4	4,948,118.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2A2	20,322,010.00	0.00	--	--	--	0.00	0.00	109,751.73	109,751.73	0.00	0.00
9A2A4	20,322,010.00	0.00	--	--	--	0.00	0.00	54,875.87	54,875.87	0.00	0.00
9A2A5	20,322,010.00	0.00	--	--	--	0.00	0.00	19,320.45	19,320.45	0.00	0.00
Totals	235,499,738.18	6,642,579.85				0.00	0.00	418,498.76	517,622.66	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/24	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.022588%	4.995877%	53
05/17/24	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.022727%	4.996011%	54
04/17/24	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.022881%	4.996159%	55
03/15/24	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.023019%	4.996292%	56
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.023187%	4.996454%	57
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	50,000,000.00	5.023301%	4.996561%	58
12/15/23	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.009538%	4.983518%	56
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.009665%	4.983638%	57
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.009765%	4.983733%	58
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.009868%	4.983830%	59
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.009942%	4.983898%	60
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.010016%	4.983968%	61
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
8	30315616	05/05/24	0	B	132,618.19	132,618.19	0.00		34,000,000.00
9A2A2	30315473	05/01/24	0	B	109,751.73	109,751.73	0.00		19,844,921.76
9A2A4	30315475	05/01/24	0	B	54,875.87	54,875.87	0.00		9,922,460.86
9A2A5	30315476	05/01/24	0	B	19,320.45	19,320.45	0.00		3,493,455.37
13	30315621	04/06/24	1	1	101,932.52	201,056.42	0.00		25,000,000.00	04/25/23	98
Totals					418,498.76	517,622.66	0.00		92,260,837.99
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		24,922,400	24,922,400		0	0
49 - 60 Months		726,780,311	701,780,311		25,000,000	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-24	751,702,711	726,702,711	25,000,000	0	0	0
May-24	752,243,922	727,243,922	25,000,000	0	0	0
Apr-24	752,844,183	727,844,183	25,000,000	0	0	0
Mar-24	753,380,184	728,380,184	25,000,000	0	0	0
Feb-24	754,037,132	754,037,132	0	0	0	0
Jan-24	754,512,357	754,512,357	0	0	0	0
Dec-23	804,985,409	779,985,409	25,000,000	0	0	0
Nov-23	805,509,963	805,509,963	0	0	0	0
Oct-23	805,894,490	805,894,490	0	0	0	0
Sep-23	806,292,651	806,292,651	0	0	0	0
Aug-23	806,603,137	806,603,137	0	0	0	0
Jul-23	806,912,238	806,912,238	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	30315621	25,000,000.00	25,000,000.00	121,700,000.00	07/15/18	2,114,849.84	0.52000	12/31/22	09/06/28	I/O
Totals		25,000,000.00	25,000,000.00	121,700,000.00		2,114,849.84

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
13	30315621	OF	IL	04/25/23	98

6/11/2024 - The loan transferred to special servicing due to a borrower-declared imminent monetary default. Borrower has signed a pre-negotiation letter and submitted a loan modification request, however, no terms have been agreed upon. A receiver was app ointed to manage the property on 9/21/2023 and special servicer is determining appropriate next steps in light of no viable settlement options.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	30315611	0.00	5.30400%	0.00	5.30400%	8	02/22/22	06/30/20	03/14/22
23	30315631	14,000,000.00	5.60000%	13,500,000.00 5.60000%		8	03/02/23	03/06/23	03/15/23
Totals		14,000,000.00		13,500,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	5,381.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	56.64	0.00	0.00	0.00
Total	0.00	0.00	5,381.94	0.00	0.00	0.00	0.00	0.00	56.64	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		5,438.58

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "US Risk Retention Special Notices" tab for the CSAIL 2019-C15 Commercial

Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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